Employee benefits (Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Current service cost	€ 484	€ 1,736
Interest on obligation	274	1,164
Past service costs	0	104
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Expected return	0	853
Front-End [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	8,357	9,485
Current service cost	529	731	664
Interest on obligation	113	121	107
Actuarial losses (gains)	660	(436)
Benefits paid	(128)	(423)
Foreign currency translation effect	(1,927)	(1,121)
Balance December 31	7,604	8,357	9,485
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance January 1	4,794	4,090
Expected return	142	144	103
Actuarial (losses) gains	359	52
Company contribution	1,233	1,544
Benefits paid	(128)	(423)
Foreign currency translation effect	(1,211)	(613)
Balance December 31	5,189	4,794	4,090
Back-End [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	33,987	22,303
Deconsolidation of ASMPT	(34,691)	0
Current service cost	472	1,691
Interest on obligation	262	1,095
Past service costs	0	104
Actuarial losses (gains)	0	8,532
Benefits paid	(30)	(55)
Transfers	0	85
Contribution participants	0	222
Foreign currency translation effect	0	10
Balance December 31	0	33,987
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance January 1	27,035	21,364
Deconsolidation ASMPT	(27,820)	0
Expected return	423	853
Actuarial (losses) gains	0	2,981
Contribution participants	0	222
Company contribution	362	1,615
Benefits paid	(30)	(55)
Balance December 31	0	27,035
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	1,634	1,414
Deconsolidation of ASMPT	(1,646)	0
Current service cost	12	45
Interest on obligation	12	69
Past service costs	0	0
Actuarial losses (gains)	0	372
Benefits paid	(12)	(181)
Transfers	0	(85)
Balance December 31	0	1,634
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Expected return	0	0
Benefits paid	€ (12)	€ (181)